SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 - SUBSEQUENT EVENTS

Subsequent to the year ended March 31, 2024, the Company sold 72,852,004 shares of common stock at a net amount of approximately $528,000, at share prices of $0.007 through $0.008, in relation to the Equity Financing Agreement.

On April 3, 2024, the Company and the Investor entered into an Exchange Agreement on the January 2023 Note. In the Exchange Agreement the remaining January 2023 Note was partitioned into a $92,700 new promissory note, leaving the original January 2023 Note with an adjusted balance of $221,018. The partitioned note was exchanged for 10,000,000 shares of the Company’s common stock. The shares of common stock issued had a fair value of $100,000 based on the market price of the shares of $0.010 on the execution date, resulting in an excess of $7,300 to be recognized as a financing expense.

On April 23, 2024, the Company received a tranche of $100,000 under the SPA for 100 Series G Preferred Stock with a stated value of $120,000. The $20,000 discount will be accreted up to the redemption price over the one-year period until redemption.

On June 12, 2024, the Company received a tranche of $100,000 under the SPA for 100 Series G Preferred Stock with a stated value of $120,000. The $20,000 discount will be accreted up to the redemption price over the one-year period until redemption.

On July 10, 2024, the Company received a tranche of $100,000 under the SPA for 100 Series G Preferred Stock with a stated value of $120,000. The $20,000 discount will be accreted up to the redemption price over the one-year period until redemption.

On July 3, 2024, the Company and the Investor entered into an Exchange Agreement on the Senior Note. In the Exchange Agreement the remaining Senior Note was partitioned into a $90,000 new promissory note, leaving the original Senior Note outstanding balance to be reduced by $90,000. The partitioned note was exchanged for 10,000,000 shares of the Company’s common stock. The shares of common stock issued had a fair value of $90,000 based on the market price of the shares of $0.009 on the execution date